Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified				6 Months Ended	12 Months Ended		24 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Asset Value Guarantees item	Dec. 31, 2012 Asset Value Guarantees item	Dec. 31, 2011 Asset Value Guarantees item	Dec. 31, 2012 Asset Value Guarantees item	Jun. 30, 2013 Asset Value Guarantees Expected item	Dec. 31, 2013 Asset Value Guarantees Expected item	Jun. 30, 2013 Aircraft Loan Guarantees item	Dec. 31, 2012 Aircraft Loan Guarantees item
Guarantees
Number of guarantee obligations				13	13					1	1
Number of guarantees performed				5			6
Number of aircraft purchased under guarantee performance				2	1
Number of used aircraft to be purchased in 2013, under guarantee performance								3	5
Total reserves related to or carrying balance of the guarantees	$ 35.9	$ 49.3	$ 21.2	$ 31.6	$ 44.6		$ 44.6
Maximum aggregate potential commitment under guarantees				330.6	330.6		330.6			5.8	9.0
Provisions for losses on asset value guarantees for guarantee obligations				$ 6.6	$ 31.3	$ 13.5
Number of reserves for guarantee obligations				2	3	2